Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial liabilities [line items]
Long-term debt	$ 232.6	[1]	$ 392.4
2023 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	161.2
Share-based compensation accrual	24.4
Total	185.6
2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt	105.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	7.2
Total	112.2
2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.7
Total	0.7
2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
2027 [member]
Disclosure of financial liabilities [line items]
Long-term debt	127.6
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	127.6
Thereafter [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	$ 0.0

[1]	The 2024 figure includes our syndicated credit facility which has a term-out date of July 2024. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.